INCOME TAXES (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
The Netherlands' statutory rate	25.00%	25.00%	25.00%
Effective loss (income) tax benefit from continuing operations at statutory rate	$ 2,595	$ (1,975)	$ (837)
Rate differential	682	(545)	(493)
Non-deductible expenses	(565)	(131)	(89)
Adjustments to prior year tax losses	(408)
Tax rate change-impact on prior years		(4,472)
Changes in valuation allowance	(2,577)	5,368	457
Other	(412)	(278)	(42)
Income tax expense from continuing operations	$ (685)	$ (2,033)	$ (1,004)